Financial risk management - Derivative Financial Instruments Per Category (Details) € in Millions, ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 CNY (¥)
Derivative [Line Items]
Derivative assets	€ 96.5						€ 31.1
Derivative financial instruments	113.6						156.7
Derivative financial instruments	0.0						11.3
Derivative liabilities, noncurrent	29.3						62.7
Derivative assets, current	96.5						19.8
Derivative liabilities, current	84.3						94.0
Forward foreign exchange contracts
Derivative [Line Items]
Notional amount	240.6	$ 1.0	¥ 1.1	$ 27.6	₩ 66.4	¥ 1.1	281.1	$ 0.8	¥ 8.5	$ 26.4	₩ 61.8	¥ 1.1
Forward foreign exchange contracts, fair value	44.5						(6.8)
Forward foreign exchange contracts | Cash flow hedges
Derivative [Line Items]
Derivative assets	31.5						2.9
Derivative financial instruments	0.1						10.4
Forward foreign exchange contracts | Other hedges
Derivative [Line Items]
Derivative assets	55.7						16.9
Derivative financial instruments	42.6						16.2
Interest rate swaps
Derivative [Line Items]
Notional amount	3,250.0						3,250.0
Interest rate swaps, fair value	(61.6)						(118.8)
Interest rate swaps | Fair value hedges
Derivative [Line Items]
Derivative assets	9.3						11.3
Derivative financial instruments	70.9						130.1
Derivative financial instruments							11.3
Derivative liabilities, noncurrent	€ 29.3						€ 62.7